Treasury Stock - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			21 Months Ended
	Dec. 29, 2011	Dec. 31, 2011	May 03, 2011	Dec. 31, 2011	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	May 03, 2011 Maximum	Apr. 20, 2010 Maximum Year
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan										15,000,000	10,000,000
Time shares may be purchased											2
Expiration date of shares authorized to be repurchased under stock repurchase plan			Apr. 30, 2013
Purchase of treasury shares (in shares)	400	2,400,000		2,400,000	3,100,000				6,600,000
Purchase of treasury shares					$ 45,100,000	$ 121,272,000	$ 46,228,000	$ 328,000	$ 120,600,000
Repurchase of common stock, average cost per share		$ 19.89		$ 19.89	$ 14.60				$ 18.28
Treasury stock acquired as a result of share withholding for taxes						37,081	66,553
Value of treasury stock acquired as a result of share withholding for taxes						$ 636,000	$ 1,100,000